T. ROWE PRICE New York Tax-Free Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
NEW YORK 95.7%
Albany County Airport Auth., 4.00%, 12/15/44  700 673
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,011
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,024
Albany County Airport Auth., Series B, 5.00%, 12/15/26 (1) 1,000 1,039
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,276
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (2) 750 752
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (2) 650 651
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (2) 500 500
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (2) 500 500
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  2,200 2,166
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 1,614
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (2) 600 621
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,753
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 94
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 730
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 419
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,536
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,620 1,332
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,000 808
Build New York City Resource, Global Community Charter School
Project, Series A, 5.00%, 6/15/57  1,125 1,031
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 577
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 628
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 200 187
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51 (3) 500 360
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,350 944
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(3) 320 320
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3) 1,500 1,501
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 1,096
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  2,510 1,893

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/40  1,000 1,058
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/41  2,725 2,789
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/48  900 933
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (2) 1,500 1,621
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  3,070 3,569
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,414
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/31 (3) 1,000 981
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/33 (3) 1,000 974
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 2,000 1,849
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33  375 386
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35  375 384
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 329
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37  285 288
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 2,019
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,085
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 871
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,265 1,904
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,207
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,056
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (4) 410 414
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/38  2,000 2,101
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/42 (Prerefunded 7/1/27) (5) 205 220
Dormitory Auth. of the State of New York, North Shore-Long Island
Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,025
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,072
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 811

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 4.00%, 7/1/42  3,500 3,461
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25 (4) 2,000 2,055
Dormitory Auth. of the State of New York, Saint Joseph's College,
4.00%, 7/1/40  400 345
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/51  740 678
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34  2,800 2,966
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46 (Prerefunded 7/1/27) (5) 2,020 2,178
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (5) 70 72
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,456
Dormitory Auth. of the State of New York, The New School,
Unrefunded Balance, Series A, 5.00%, 7/1/40  1,000 1,009
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28) (5) 4,400 4,777
Dormitory Auth. of the State of New York, Touro College & Univ.,
Series A, 5.50%, 1/1/39 (Prerefunded 7/1/24) (5) 65 66
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/31  460 480
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/36  860 885
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 201
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 300
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,475 389
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  3,700 3,301
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 507
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 376
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 303
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 328

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,001
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,002
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 997
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/41  2,500 2,488
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/42  2,810 2,769
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/43  1,000 981
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  3,500 3,408
Long Island Power Auth., Electric, 5.00%, 9/1/35  1,200 1,297
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,269
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,407
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,034
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,570
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,602
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,115
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,536
Madison County Capital Resource, Colgate Univ., Series B, 5.00%,
7/1/43  2,500 2,535
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38
(Prerefunded 1/8/24) (5) 3,500 3,505
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 3,000 3,182
Metropolitan Transportation Auth., Series E-1, VRDN, 3.25%,
11/15/50  600 600
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/35  5,405 5,673
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  3,000 3,082
Metropolitan Transportation Auth., Green Bond, Series C, 5.00%,
11/15/40 (2) 2,000 2,092
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37  1,890 1,893
Monroe County IDC, Rochester Regional Health Project, Series A,
4.00%, 12/1/39  1,000 932
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34  1,200 1,342
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35  500 558
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 959
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,011
Monroe County IDC, Univ. of Rochester Project, Series A, 4.00%,
7/1/50  3,360 3,216
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3)(6)(7) 990 941
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (6) 2,041 489

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,206
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,004
New Rochelle, Iona College, Series A, 5.00%, 7/1/34  400 404
New Rochelle, Iona College, Series A, 5.00%, 7/1/35  425 428
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,001
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,232
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,192
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,251
New York City Housing Dev., 3.05%, 5/1/50  2,950 2,166
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,500 2,560
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,645
New York City Housing Dev., Series G, 4.95%, 11/1/58  2,500 2,552
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (2) 2,250 1,680
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/45 (2) 2,500 2,394
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,690 2,950
New York City Municipal Water Fin. Auth., Series CC, VRDN,
3.20%, 6/15/41  300 300
New York City Municipal Water Fin. Auth., Series CC, VRDN,
3.25%, 6/15/53  400 400
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  2,500 2,604
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34  2,000 2,116
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 5/1/45  1,500 1,637
New York City Transitional Fin. Auth., Future Tax, Series B, 5.50%,
5/1/47  5,000 5,651
New York City Transitional Fin. Auth., Future Tax, Series C, 5.50%,
5/1/44  2,000 2,285
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  2,500 2,495
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 3.25%, 11/1/36  1,900 1,900
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,619
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 3.25%, 2/1/45  1,800 1,800
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  5,140 5,816
New York City Water & Sewer System, Series AA, 4.00%, 6/15/40  2,000 2,011
New York City Water & Sewer System, Series CC-1, 5.00%,
6/15/51  2,250 2,393
New York City Water & Sewer System, Series DD, 5.00%, 6/15/49  2,500 2,606

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.25%, 10/1/46  225 225
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,059
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,267
New York Convention Center Dev., Hotel Unit Fee, Series B, 5.00%,
11/15/24  200 203
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,215 5,032
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (2) 4,455 3,665
New York Liberty Dev., 1 World Trade Center, Series 1, 4.00%,
2/15/43  1,485 1,457
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,249
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 1,300 1,262
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (8) 6,680 4,872
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 2, 2.625%, 9/15/69  1,000 890
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  4,285 4,846
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  935 901
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,951
New York Power Auth., Green Bond, Series A, 5.00%, 11/15/53 (2) 2,000 2,141
New York State Bridge Auth., Series A, 4.00%, 1/1/46  1,225 1,185
New York State Bridge Auth., Series A, 4.00%, 1/1/51  1,735 1,650
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,472
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (1)(3) 1,000 999
New York State Thruway Auth., Series A, 4.00%, 3/15/49  2,000 1,957
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,281
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,500 4,062
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  3,000 2,971
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 5,000 5,005
New York State Thruway Auth., Series B, 4.00%, 1/1/45 (2) 2,000 1,969
New York State Thruway Auth., Series B, 4.00%, 1/1/45  1,100 1,050
New York State Thruway Auth., Series J, 5.00%, 1/1/41  2,000 2,001
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  4,000 4,273
New York State Urban Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,403
New York State Urban Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,477
New York State Urban Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 3,733
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 2,008

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 385 365
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,244
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 3,315 3,335
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 2,481
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41 (1) 2,000 2,061
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 6/30/49 (1)
(2) 2,000 2,014
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (1) 395 405
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (1) 750 752
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (1) 2,000 2,001
New York Transportation Dev., JFK Int'l. Airport, Series A, 4.00%,
12/1/42 (1) 500 448
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/34 (1) 1,500 1,585
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/37 (1) 500 519
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/28 (1) 625 626
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/29 (1) 1,785 1,788
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/31 (1) 270 284
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/32 (1) 300 316
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/33 (1) 300 316
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,197
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2) 2,000 1,771
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39  450 411
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 464
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/37  175 165
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/38  155 143
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/40  450 407
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/41  3,050 3,072
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/49  4,110 4,010
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  2,000 2,018
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 2,602

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1) 2,500 2,542
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47 (1) 3,000 3,106
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (1) 5,500 5,880
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 710
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,037
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47  4,460 4,570
Schenectady County Capital Resource, Union College, 5.25%,
7/1/52  700 756
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2) 5,000 5,211
Suffolk County, Series B, GO, 5.00%, 10/1/27  800 862
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/34  410 403
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/40  1,500 1,404
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (3) 775 601
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  2,000 1,932
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,098
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,184
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  4,500 4,696
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
4.00%, 9/1/40  1,665 1,578
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/38  1,000 1,051
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/39  1,500 1,571
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  2,685 2,803
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41 (9) 1,250 1,416
Utility Debt Securitization Auth., Green Bond, Series TE-2, 5.00%,
12/15/50 (9) 1,000 1,092
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 1,818
Westchester County Local Dev., Medical Center Obligated Project,
5.75%, 11/1/53 (2) 2,500 2,750
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34  200 209
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42  450 460

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 872
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,132
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 436
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,007
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 777
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40
(Prerefunded 4/1/25) (5) 1,000 1,026
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 391
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,169
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 367
397,636
PUERTO RICO 4.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 162 84
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 1,658 869
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,297
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 430 430
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  38 37
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 182
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,233 1,151
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  759 694
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  442 395
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  244 211
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  259 264
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 895
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  387 409
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  446 479
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(11) 30 7

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (7)
(11) 20 5
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (7)
(11) 160 40
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (7)
(11) 45 11
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)(11) 55 14
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)(11) 220 55
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)(11) 75 19
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)(11) 90 23
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)(11) 10 3
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)(11) 285 71
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(11) 185 46
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(11) 55 14
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(11) 50 13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)(11) 20 5
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)(11) 55 14
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)(11) 45 11
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)(11) 15 4
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)(11) 25 6
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)(11) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)(11) 175 44
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)(11) 50 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)(11) 20 5
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,295 1,222
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,270 2,201
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,587
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  515 371
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,333 872
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,609
16,687
Total Investments in Securities 99.7%
(Cost $428,783) $ 414,323
Other Assets Less Liabilities 0.3% 1,203
Net Assets 100.0% $ 415,526

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,306 and represents 4.9% of net assets.
(4) Insured by National Public Finance Guarantee Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Insured by Build America Mutual Assurance Company
(9) When-issued security
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New York Tax-Free Bond Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F74-054Q3 11/23